Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2023 and 2022 follows:

(dollars in thousands)
	2023	2022
Land	$2,444	$2,426
Buildings	36,347	36,260
Furniture, fixtures and equipment	62,901	60,320
Leasehold improvements	36,418	34,860
Total bank premises and equipment	138,110	133,866
Accumulated depreciation and amortization	(104,104)	(101,310)
Total	$34,007	$32,556